Financial instruments and risk management (Details 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 R$ / shares
Financial instruments and risk management
Interest expenses	R$ 29,729	R$ 10,304	R$ 8,063
Probable scenario (i)
Financial instruments and risk management
Effect on earnings (reduction)	(8,367)
Adverse Scenario (ii)
Financial instruments and risk management
Effect on earnings (reduction)	(12,763)
Remote Scenario (iii)
Financial instruments and risk management
Effect on earnings (reduction)	(17,160)
Foreign currency appreciation | Probable scenario (i)
Net exchange variation on transactions
Effect on earnings (increase)	303
Foreign currency appreciation | Adverse Scenario (ii)
Net exchange variation on transactions
Effect on earnings (increase)	88
Foreign currency appreciation | Remote Scenario (iii)
Net exchange variation on transactions
Effect on earnings (increase)	(357)
Foreign currency appreciation | US dollar | Probable scenario (i)
Net exchange variation on transactions
Exchange rate variation in the year					5.3	5.3
Amount of exchange rate variation in the year	(5,718)
Foreign currency appreciation | US dollar | Adverse Scenario (ii)
Net exchange variation on transactions
Exchange rate variation in the year | $ / shares					5.5
Amount of exchange rate variation in the year	(5,933)
Foreign currency appreciation | US dollar | Remote Scenario (iii)
Net exchange variation on transactions
Exchange rate variation in the year | $ / shares					5.7
Amount of exchange rate variation in the year	R$ (6,378)
Short-term financial investments | Interest rate increase - CDI
Financial instruments and risk management
Net exposure				R$ 66,007
Short-term financial investments | Interest rate increase - CDI | Probable scenario (i)
Financial instruments and risk management
Interest rate per year (%)	10.67%
Interest income	R$ 7,043
Short-term financial investments | Interest rate increase - CDI | Adverse Scenario (ii)
Financial instruments and risk management
Interest rate per year (%)	11.39%
Interest income	R$ 7,518
Short-term financial investments | Interest rate increase - CDI | Remote Scenario (iii)
Financial instruments and risk management
Interest rate per year (%)	12.11%
Interest income	R$ 7,993
Loans and borrowings | Interest rate increase - CDI
Financial instruments and risk management
Net exposure				609,374
Loans and borrowings | Interest rate increase - CDI | Probable scenario (i)
Financial instruments and risk management
Interest rate per year (%)	10.67%
Interest expenses	R$ 65,020
Loans and borrowings | Interest rate increase - CDI | Adverse Scenario (ii)
Financial instruments and risk management
Interest rate per year (%)	11.39%
Interest expenses	R$ 69,408
Loans and borrowings | Interest rate increase - CDI | Remote Scenario (iii)
Financial instruments and risk management
Interest rate per year (%)	12.11%
Interest expenses	R$ 73,795
Loans and borrowings | Interest rate increase - Libor
Financial instruments and risk management
Net exposure				R$ 179,333
Loans and borrowings | Interest rate increase - Libor | Probable scenario (i)
Financial instruments and risk management
Interest rate per year (%)	0.27%
Interest expenses	R$ 484
Loans and borrowings | Interest rate increase - Libor | Adverse Scenario (ii)
Financial instruments and risk management
Interest rate per year (%)	0.54%
Interest expenses	R$ 968
Loans and borrowings | Interest rate increase - Libor | Remote Scenario (iii)
Financial instruments and risk management
Interest rate per year (%)	0.81%
Interest expenses	R$ 1,452